Shareholder Report, Holdings (Details)	Jun. 28, 2024
C000200582 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Total Investments	1.64%
C000200582 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.58%
C000200582 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Total Investments	1.42%
C000200582 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.33%
C000200582 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.17%
C000200582 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	0.92%
C000200582 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	0.85%
C000200582 [Member] | Nestle SA [Member]
Holdings [Line Items]
Percent of Total Investments	0.83%
C000200582 [Member] | GSK PLC [Member]
Holdings [Line Items]
Percent of Total Investments	0.81%
C000200582 [Member] | HSBC Holdings PLC [Member]
Holdings [Line Items]
Percent of Total Investments	0.75%
C000200582 [Member] | Countries Less than 1 [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000200582 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	7.00%
C000200582 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	11.40%
C000200582 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	9.30%
C000200582 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	3.80%
C000200582 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	2.90%
C000200582 [Member] | FINLAND
Holdings [Line Items]
Percent of Total Investments	1.30%
C000200582 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	9.00%
C000200582 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	13.00%
C000200582 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	1.60%
C000200582 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	1.60%
C000200582 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	2.20%
C000200582 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.30%
C000200582 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	20.80%
C000200582 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.80%
C000200582 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	2.80%
C000200582 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	1.10%
C000204665 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Total Investments	1.64%
C000204665 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.58%
C000204665 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Total Investments	1.42%
C000204665 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.33%
C000204665 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.17%
C000204665 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	0.92%
C000204665 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	0.85%
C000204665 [Member] | Nestle SA [Member]
Holdings [Line Items]
Percent of Total Investments	0.83%
C000204665 [Member] | GSK PLC [Member]
Holdings [Line Items]
Percent of Total Investments	0.81%
C000204665 [Member] | HSBC Holdings PLC [Member]
Holdings [Line Items]
Percent of Total Investments	0.75%
C000204665 [Member] | Countries Less than 1 [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000204665 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	7.00%
C000204665 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	11.40%
C000204665 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	9.30%
C000204665 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	3.80%
C000204665 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	2.90%
C000204665 [Member] | FINLAND
Holdings [Line Items]
Percent of Total Investments	1.30%
C000204665 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	9.00%
C000204665 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	13.00%
C000204665 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	1.60%
C000204665 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	1.60%
C000204665 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	2.20%
C000204665 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.30%
C000204665 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	20.80%
C000204665 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.80%
C000204665 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	2.80%
C000204665 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	1.10%
C000200581 [Member] | U S Treasury Inflation Indexed Bonds TIPS 1 63 [Member]
Holdings [Line Items]
Percent of Total Investments	17.78%
C000200581 [Member] | U S Treasury Inflation Indexed Bonds TIPS 0 13 [Member]
Holdings [Line Items]
Percent of Total Investments	12.82%
C000200581 [Member] | U S Treasury Inflation Indexed Bonds TIPS 1 38 [Member]
Holdings [Line Items]
Percent of Total Investments	12.57%
C000200581 [Member] | U S Treasury Inflation Indexed Bonds TIPS 1 75 [Member]
Holdings [Line Items]
Percent of Total Investments	12.11%
C000200581 [Member] | U S Treasury Inflation Indexed Bonds TIPS 2 38 [Member]
Holdings [Line Items]
Percent of Total Investments	6.65%
C000200581 [Member] | U S Treasury Inflation Indexed Bonds TIPS 0 38 [Member]
Holdings [Line Items]
Percent of Total Investments	6.37%
C000200581 [Member] | U S Treasury Inflation Indexed Bonds TIPS 0 63 [Member]
Holdings [Line Items]
Percent of Total Investments	2.79%
C000200581 [Member] | U S Treasury Inflation Indexed Bonds TIPS 1 50 [Member]
Holdings [Line Items]
Percent of Total Investments	2.75%
C000200581 [Member] | U S Treasury Inflation Indexed Bonds TIPS 1 13 [Member]
Holdings [Line Items]
Percent of Total Investments	2.75%
C000200581 [Member] | U S Treasury Inflation Indexed Bonds TIPS 0 50 [Member]
Holdings [Line Items]
Percent of Total Investments	2.68%
C000200581 [Member] | Aaa [Member]
Holdings [Line Items]
Percent of Total Investments	90.90%
C000200581 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000200581 [Member] | A1 [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000200581 [Member] | Baa1 [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000200581 [Member] | Baa3 [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000200581 [Member] | Baa2 [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000200581 [Member] | A3 [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000200581 [Member] | A2 [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000200581 [Member] | Aa1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000200581 [Member] | Aa3 [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000200581 [Member] | Ba1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000200581 [Member] | Ba2 [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000204664 [Member] | U S Treasury Inflation Indexed Bonds TIPS 1 63 [Member]
Holdings [Line Items]
Percent of Total Investments	17.78%
C000204664 [Member] | U S Treasury Inflation Indexed Bonds TIPS 0 13 [Member]
Holdings [Line Items]
Percent of Total Investments	12.82%
C000204664 [Member] | U S Treasury Inflation Indexed Bonds TIPS 1 38 [Member]
Holdings [Line Items]
Percent of Total Investments	12.57%
C000204664 [Member] | U S Treasury Inflation Indexed Bonds TIPS 1 75 [Member]
Holdings [Line Items]
Percent of Total Investments	12.11%
C000204664 [Member] | U S Treasury Inflation Indexed Bonds TIPS 2 38 [Member]
Holdings [Line Items]
Percent of Total Investments	6.65%
C000204664 [Member] | U S Treasury Inflation Indexed Bonds TIPS 0 38 [Member]
Holdings [Line Items]
Percent of Total Investments	6.37%
C000204664 [Member] | U S Treasury Inflation Indexed Bonds TIPS 0 63 [Member]
Holdings [Line Items]
Percent of Total Investments	2.79%
C000204664 [Member] | U S Treasury Inflation Indexed Bonds TIPS 1 50 [Member]
Holdings [Line Items]
Percent of Total Investments	2.75%
C000204664 [Member] | U S Treasury Inflation Indexed Bonds TIPS 1 13 [Member]
Holdings [Line Items]
Percent of Total Investments	2.75%
C000204664 [Member] | U S Treasury Inflation Indexed Bonds TIPS 0 50 [Member]
Holdings [Line Items]
Percent of Total Investments	2.68%
C000204664 [Member] | Aaa [Member]
Holdings [Line Items]
Percent of Total Investments	90.90%
C000204664 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000204664 [Member] | A1 [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000204664 [Member] | Baa1 [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000204664 [Member] | Baa3 [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000204664 [Member] | Baa2 [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000204664 [Member] | A3 [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000204664 [Member] | A2 [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000204664 [Member] | Aa1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000204664 [Member] | Aa3 [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000204664 [Member] | Ba1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000204664 [Member] | Ba2 [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000200580 [Member] | United States Treasury Note Bond 3 88 One [Member]
Holdings [Line Items]
Percent of Total Investments	5.11%
C000200580 [Member] | United States Treasury Note Bond 4 75 [Member]
Holdings [Line Items]
Percent of Total Investments	3.24%
C000200580 [Member] | United States Treasury Note Bond 4 63 One [Member]
Holdings [Line Items]
Percent of Total Investments	1.78%
C000200580 [Member] | United States Treasury Note Bond 4 63 Two [Member]
Holdings [Line Items]
Percent of Total Investments	1.58%
C000200580 [Member] | Resolution Funding Corp Principal Strip 5 32 [Member]
Holdings [Line Items]
Percent of Total Investments	1.44%
C000200580 [Member] | United States Treasury Note Bond 4 00 [Member]
Holdings [Line Items]
Percent of Total Investments	1.34%
C000200580 [Member] | United States Treasury Note Bond 3 88 Two [Member]
Holdings [Line Items]
Percent of Total Investments	1.13%
C000200580 [Member] | Government National Mortgage Association 4 50 [Member]
Holdings [Line Items]
Percent of Total Investments	0.86%
C000200580 [Member] | Federal Farm Credit Banks Funding Corp 4 75 [Member]
Holdings [Line Items]
Percent of Total Investments	0.84%
C000200580 [Member] | United States Treasury Note Bond 4 88 [Member]
Holdings [Line Items]
Percent of Total Investments	0.78%
C000200580 [Member] | Aaa [Member]
Holdings [Line Items]
Percent of Total Investments	50.10%
C000200580 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000200580 [Member] | A1 [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000200580 [Member] | Baa1 [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000200580 [Member] | Baa3 [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000200580 [Member] | Baa2 [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000200580 [Member] | A3 [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000200580 [Member] | A2 [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000200580 [Member] | Aa1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000200580 [Member] | Aa3 [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000200580 [Member] | Ba1 [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000200580 [Member] | Ba2 [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000200580 [Member] | Aa2 [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000200580 [Member] | CCC CC C [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000200580 [Member] | Ba3 [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000200580 [Member] | B1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000200580 [Member] | B2 [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000200580 [Member] | Equities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000200580 [Member] | B3 [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000204662 [Member] | United States Treasury Note Bond 3 88 One [Member]
Holdings [Line Items]
Percent of Total Investments	5.11%
C000204662 [Member] | United States Treasury Note Bond 4 75 [Member]
Holdings [Line Items]
Percent of Total Investments	3.24%
C000204662 [Member] | United States Treasury Note Bond 4 63 One [Member]
Holdings [Line Items]
Percent of Total Investments	1.78%
C000204662 [Member] | United States Treasury Note Bond 4 63 Two [Member]
Holdings [Line Items]
Percent of Total Investments	1.58%
C000204662 [Member] | Resolution Funding Corp Principal Strip 5 32 [Member]
Holdings [Line Items]
Percent of Total Investments	1.44%
C000204662 [Member] | United States Treasury Note Bond 4 00 [Member]
Holdings [Line Items]
Percent of Total Investments	1.34%
C000204662 [Member] | United States Treasury Note Bond 3 88 Two [Member]
Holdings [Line Items]
Percent of Total Investments	1.13%
C000204662 [Member] | Government National Mortgage Association 4 50 [Member]
Holdings [Line Items]
Percent of Total Investments	0.86%
C000204662 [Member] | Federal Farm Credit Banks Funding Corp 4 75 [Member]
Holdings [Line Items]
Percent of Total Investments	0.84%
C000204662 [Member] | United States Treasury Note Bond 4 88 [Member]
Holdings [Line Items]
Percent of Total Investments	0.78%
C000204662 [Member] | Aaa [Member]
Holdings [Line Items]
Percent of Total Investments	50.10%
C000204662 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000204662 [Member] | A1 [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000204662 [Member] | Baa1 [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000204662 [Member] | Baa3 [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000204662 [Member] | Baa2 [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000204662 [Member] | A3 [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000204662 [Member] | A2 [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000204662 [Member] | Aa1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000204662 [Member] | Aa3 [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000204662 [Member] | Ba1 [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000204662 [Member] | Ba2 [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000204662 [Member] | Aa2 [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000204662 [Member] | CCC CC C [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000204662 [Member] | Ba3 [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000204662 [Member] | B1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000204662 [Member] | B2 [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000204662 [Member] | Equities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000204662 [Member] | B3 [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000200584 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.36%
C000200584 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.35%
C000200584 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.84%
C000200584 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.66%
C000200584 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000200584 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000200584 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.38%
C000200584 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.18%
C000200584 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.17%
C000200584 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.14%
C000200584 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000200584 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.50%
C000200584 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000200584 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000200584 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000200584 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%
C000200584 [Member] | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%
C000200584 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000200584 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000200584 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000200584 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000200584 [Member] | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000204670 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.36%
C000204670 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.35%
C000204670 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.84%
C000204670 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.66%
C000204670 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000204670 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000204670 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.38%
C000204670 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.18%
C000204670 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.17%
C000204670 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.14%
C000204670 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000204670 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.50%
C000204670 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000204670 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000204670 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000204670 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%
C000204670 [Member] | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%
C000204670 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000204670 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000204670 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000204670 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000204670 [Member] | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%